Accounting Policies, by Policy (Policies)	6 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”). In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair presentation of the Company’s financial position, its results of operations and its cash flows, as applicable, have been made. Interim results are not necessarily indicative of results to be expected for the full year. Accordingly, these statements should be read in conjunction with the Company’s audited financial statements and note thereto as of and for the years ended September 30, 2024 and 2023.

Principles of consolidation

Principles of consolidation

The unaudited interim condensed consolidated financial statements include the financial statements of the Company and its subsidiaries.

All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of the unaudited interim condensed consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the unaudited interim condensed consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, the allowance for credit losses, inventory provision, depreciable lives and recoverability of property and equipment, and the realization of deferred income tax assets, and valuation of stock-based compensation expense. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the unaudited interim condensed consolidated financial statements.

Foreign currency transactions and translations

Foreign currency transactions and translations

The Group’s reporting currency is the United States dollars (“US$”). The functional currency of the Company and one of its subsidiaries incorporated in HK is Hong Kong dollars (“HKD”). The functional currency of the other two subsidiaries incorporated in HK is United States dollars (“US$”). The functional currency of the subsidiary which operates mainly in Japan uses Japanese Yen (“JPY”). The functional currency of the other subsidiaries which operate in China is Renminbi (“RMB”). The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the results of operations.

The value of RMB, HKD and JPY against US$ may fluctuate and is affected by, among other things, changes in the political and economic conditions. Any significant revaluation of RMB, HKD or JPY may materially affect the Company’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in creating the unaudited interim condensed consolidated financial statements:

Balance sheet items, except for equity accounts:

	As of March 31, 2025	As of September 30, 2024
RMB to US	US$1=RMB7.2567	US$1=RMB7.0176
JPY to US	US$1=JPY149.9000	US$1=JPY143.2500
HKD to US	US$1=HKD7.7799	US$1=HKD7.7693

Items in the statements of operations and comprehensive income, and statements of cash flows:

	For the six months ended March 31, 2025	For the six months ended March 31, 2024
RMB to US	US$1=RMB7.2308	US$1=RMB7.2064
JPY to US	US$1=JPY152.3937	US$1=JPY148.1735
HKD to US	US$1=HKD7.7771	US$1=HKD7.8172

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, the Group’s demand deposit placed with financial institutions, which have original maturities of less than three months and unrestricted as to withdrawal and use.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable represents the Company’s right to consideration in exchange for goods and services that the Company has transferred to the customers before payment is due. Accounts receivable is stated at the historical carrying amount, net of an estimated allowance for uncollectible accounts. The group has adopted ASU 2016-13 on a modified retrospective basis since October 1, 2023, and the impact on opening balance is $863,328. The allowance for credit losses for accounts receivable is based upon the current expected credit losses (“CECL”) model. The CECL model requires an estimate of the credit losses expected over the life of accounts receivable since initial recognition, and accounts receivable with similar risk characteristics are grouped together when estimating CECL. In assessing the CECL, the Company applies a roll rate-based method that considers historical collectability based on past due status, the age of the balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. The Company’s management continues to evaluate the reasonableness of the valuation allowance policy and updates it if necessary. Additionally, the Company evaluates individual customer’s financial condition, credit history, and the current economic conditions to make specific provision of credit loss when it is considered necessary, based on (i)the Company’s specific assessment of the collectability of all significant accounts, and (ii) any specific knowledge the Company has acquired that might indicate that an account is uncollectible. The fact and circumstance of each account may require the Company to use substantial judgment in assessing its collectability, The allowance is based on management’s best estimate of specific losses on individual exposures, as well as a provision on historical trends of collections. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company’s management continues to evaluate the reasonableness of the valuation allowance policy and updates it if necessary. The allowance for credit losses, as of March 31, 2025 and September 30, 2024 were $1,679,731 and $1,112,315, respectively.

Specific allowance for credit losses

The Group identify specific allowance for clients of fully managed e-commerce operation services business based on the credit term. There are 4 clients with account receivables of $5,802,785 as of March 31, 2025. The group provided credit terms from seven to nine months based on the company's experience. Online stores usually invest a relatively large portion of their profits in advertising and promotions in the early stage. Generally, it will take seven to nine months before there is a certain amount of surplus funds. The accounts receivable of $1,670,361 that had reached the credit period on March 31, 2025 had been collected in June 2025. The company conducted due diligence on clients in the early stage and it is expected that there is no risk of credit loss, so no credit loss had been accrued for amounts that have not yet reached the credit period.

For purposes of this section only, the term “Customers” shall mean (i) cross-border e-commerce sellers (both enterprises and individuals) that purchase products, e-commerce operation training, and software support services, (ii) media that pay the Company’s subsidiaries commissions. (iii) the owners of online store in fully managed e-commerce operation services business.

Inventories, net

Inventories, net

Inventories, primarily consisting of finished goods, are stated at the lower of cost or net realizable value, with net realized value represented by estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation. Cost of inventory is determined using the weighted average cost method. The Group records inventory valuation allowance for obsolete inventories based upon assumptions on current and future demand forecast. The Group reviews inventory to determine whether the carrying value exceeds the estimated net realizable value. If the inventory on hand is in excess of the estimated net realizable value, inventory valuation allowance is estimated and recorded by lowering the cost of inventory to the estimated net realizable value for slow-moving merchandise and damaged products, which is dependent upon factors such as historical and forecasted consumer demand. Once inventory valuation allowance is recorded, a new, lower cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis. Inventory valuation allowance balance as of March 31, 2025 and September 30,2024 were $80,618 and $93,037, respectively.

Property and equipment, net

Property and equipment, net

Property and equipment, other than freehold land, are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful lives of the related assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Vehicle	4 – 6 years
Office equipment	3 – 5 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of income.

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. No impairments of long-lived assets were recognized as of March 31,2025 and September 30, 2024, respectively.

Short-term loans to third parties

Short-term loans to third parties

The Company provides short-term loans to third parties with maturities of less than one year, which are classified as current assets on the balance sheet. These short-term loans are initially recognized at the principal amount lent to the borrower.

Interest Recognition: For loans to third parties with maturities of less than one year, the Company has elected not to apply the effective interest method as permitted under US GAAP for short-term receivables. Instead, interest income is recognized on a straight-line basis over the loan term, which approximates the effective interest method given the short-term nature of these loans.

Impairment: The Company assesses these short-term loans for impairment at each reporting date. If there is objective evidence of impairment, a loss allowance is recognized immediately in the income statement. The allowance is measured as the difference between the loan’s carrying amount and the present value of estimated future cash flows, discounted at the loan’s original effective interest rate.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation under ASC 718 “Compensation - Stock Compensation” using the fair value-based method. Under this method, compensation cost is measured at the grant date based on the value of the award and is recognized over the shorter of the service period or the vesting period of the stock-based compensation. This guidance establishes standards for the accounting for transactions in which an entity exchanges its equity instruments for goods or services. It also addresses transactions in which an entity incurs liabilities in exchange for goods or services that are based on the fair value of the entity’s equity instruments or that may be settled by the issuance of those equity instruments.

The Company estimates the fair value of each stock option at the grant date by using the Black-Scholes option pricing model. Determining the fair value of stock-based compensation at the grant date under this model requires judgment, including estimating volatility, employee stock option exercise behaviors and forfeiture rates. The assumptions used in calculating the fair value of stock-based compensation represent the Company’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment.

When determining fair value of stock options, the Company considers the following assumptions in the Black-Scholes model:

●	Exercise price,
●	Expected dividends,
●	Expected volatility,
●	Risk-free interest rate; and
●	Expected life of option

Convertible notes

Convertible notes

In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging -Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. For share-settled convertible debt and convertible preferred stock, the if-converted method is typically used to account for diluted earnings per share. For public companies, the guidance is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted. The company adopted this standard beginning October 1, 2023. Following the adoption of ASU 2020-06 Convertible notes are recorded and disclosed as convertible notes payable, net of unamortized discount.

On September 18, 2024, the Company entered into a securities purchase agreement (“SPA”) with certain institutional investors, pursuant to which, the Company issued to the investors (the “Holders”), (i) convertible promissory notes in the aggregate principal amount of US$10,830,000 (the “Par value”), bearing interest at a rate of 8% per annum and having a term of one year from issuance date, issued with an aggregate original issue discount of US$800,000, and (ii) 9,300,000 Class A Ordinary Shares (“Pre-delivery Shares”) of the Company in aggregate at the purchase price equal to par value of US$0.00025 per share, which is for pre-delivery and subject to the Company’s repurchase right upon repayment of the notes. The Holders have the right at any time upon issuance until the Outstanding Balance (the principal amount plus accrued but unpaid interest of being repaid, collection and enforcements costs incurred by lender, transfer, stamp, issuance and similar taxes and fees related to conversions, and any other fees or charges incurred under this convertible note as of any date of determination) has been paid in full, at their election, to convert all or any portion of the Outstanding Balance into shares at the price of the lower of (i) $1.20, or (ii) 70% of the lowest closing price of the Company’s ordinary shares during the 60-trading day period immediately preceding the date on which a conversion notice is provided to the Company.

In addition, pursuant to the securities purchase agreement, the Company has the option to prepay the notes with payment of an amount equal to 120% of the Outstanding Balance. In the event that the Company receives a delisting notice from the Nasdaq Stock Market LLC, the Holders have rights to request redemption of the notes by the Company. In the event that the Company has redeemed an amount equal to half of original principal amount in cash, any subsequent redemption in cash is subject to a twenty-five percent (25%) premium. The securities purchase agreement and the notes contain certain other representations and warranties, covenants and events of default customary for similar transactions.

On October 16, 2024 (the “Closing Date”), the Company completed its issuance and sale of the note and issuance of Class A Ordinary Shares pursuant to the securities purchase agreement. The gross proceeds from the sale of the notes were $10,000,000, prior to deducting transaction fees and estimated expenses. The Company intended to use the proceeds for working capital and general corporate purposes.

On December 18, 2024, the Company and the Holders entered into an amendment to SPA, pursuant to which, (i) the parties mutually agreed to add a conversion floor price of $0.24 per share to the convertible promissory notes, and (ii) the parties mutually agreed to add the maximum number of the conversion shares that each Note Investor may receive and the Company shall issue under the securities purchase agreement and applicable the convertible notes.

The Company has identified and evaluated the embedded features of the convertible notes, and concluded that (i) the Company call option, contingent interest features for event of default, and event of delisting put option are clearly and closely related to the debt host instrument and, therefore, are not required to be bifurcated under ASC 815, (ii) the conversion right is eligible for a scope exception from derivative accounting and is not required to be bifurcated under ASC 815. Consequently, the Company accounts for the convertible notes as a liability following the respective guidance of ASC 815 and ASC 470.

As Pre-delivery shares can be separately exercised, i.e. each can continue to exist unchanged when the other is exercised, the Company concluded that they were freestanding. The Pre-delivery Shares are considered a form of stock borrowing facility and are accounted for as own-share lending arrangement. The Company did not receive any proceeds or pay any consideration related to the Pre-delivery Shares, except that the Company received a one-time nominal fee of US$2,325 upon the issuance of the Pre-delivery Shares and will pay the same amount to the investors upon the return of Pre-delivery Shares, respectively. The Pre-delivery Shares were issued on October 16, 2024. The Company accounted for the share lending arrangement as an issuance cost and recorded at fair value upon issuance date against additional paid-in capital. Although legally issued, the Pre-delivery Shares were not considered outstanding and therefore excluded from basic and diluted earnings (loss) per share unless default of the share lending arrangement occurs, at which time the Pre-delivery Shares would be included in the basic and diluted earnings (loss) per share calculation.

Fair value measurement

Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

●	Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.
●	Level 3 — Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, accounts receivable, amounts due from related parties, loan to third party, other receivables included in prepayments and other current assets, short-term debts, long-term debts, accounts payable, amounts due to related parties, and other payables included in accrued expenses and other current liabilities. The carrying amounts of these short-term financial instruments approximates their fair value due to their short-term nature. The long-term debts approximate their fair values, because the bearing interest rate approximates market interest rate, and market interest rates have not fluctuated significantly since the commencement of loan contracts signed.

The Group’s non-financial assets, such as property and equipment, would be measured at fair value only if they were determined to be impaired.

Treasury shares

Treasury shares

The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets. At retirement of the treasury shares, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital and retained earnings.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Revenue recognition

Revenue recognition

The Group’s revenues are mainly generated from (i) cross-border sales, (ii) integrated e-commerce services, (iii) fully managed e-commerce operation services.

The Group recognizes revenue pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with Customers are recognized when control of the promised goods or services is transferred to the Group’s Customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, reduced by estimates for return allowances, promotional discounts, rebates and business tax and Value Added Tax (“VAT”). To achieve the core principle of this standard, the Group applied the following five steps:

1.	Identification of the contract, or contracts, with the Customer;
2.	Identification of the performance obligations in the contract;
3.	Determination of the transaction price;
4.	Allocation of the transaction price to the performance obligations in the contract; and
5.	Recognition of the revenue when, or as, a performance obligation is satisfied.

Each of our significant performance obligations and our application of ASC 606 to our revenue arrangements are discussed in further detail below.

Cross-border sales

The Group engages in the sale of food, beauty products, health products and other consumer products in Asia, by exploiting its advantages in global supply chain services and networks. The Group fulfils its performance obligation by transferring products to the designated location. In accordance with the Group’s customary business practices, for international sales, the delivery term is “Cost and Freight” (“CFR”, formerly known as “C&F”, which the seller bears the freight costs) and “Free on Board” (“FOB”, which the buyer bears the freight costs) shipping point. The majority of transactions were based on FOB. Under both delivery terms, once the products are loaded on board, control of products has transferred. Since shipping activities are performed after customers obtain control of the products, the Group elects to account for shipping as activities to fulfill the promise to transfer the goods, in accordance with ASC 606-10-25-18B. Therefore, freight costs are accrued when products are delivered to the designated location, before shipping activities occur. For the remaining domestic sales, the control of products has transferred upon the time when the products are delivered to the place designated by customers. Shipping activities are performed before customers obtain control of the goods, and hence, should not be considered a separate performance obligation. As a result, both cost of goods and freight costs are recognized at the same time when products are delivered to the designated location, after shipping activities are completed. Revenue generated from cross-border sales is recognized based on the product value specified in the contract at a point in time when the control of products has transferred for both international sales and domestic sales.

The Company has two logistics methods. For the products exported from mainland China, the suppliers will directly deliver them to customers. For the products purchased directly from suppliers in Japan, the Company has its own warehouse in Japan. The products will be first sent to the company’s warehouse and then delivered to the customers.

For products shipped directly from suppliers to customers, pursuant to ASC 606-10-55-37A(a), the Group concludes that it obtains control of the products as the Group is primarily responsible for the contract and has pricing discretion. The Group is primarily responsible for the contract as it has the supplier discretion when executing orders and it is the only party that has a contractual relationship with customers. The Group establishes and obtains substantially all of the benefits from transactions, i.e. considerations paid by customers. Therefore, the Group considers itself to be the principal in the transactions on the basis that it is primary responsible to fulfill the promise and has the price discretion, pursuant to ASC 606-10-55-39.

For products shipped from the Group to customers, the Group considers itself the principal because it is in control of establishing the transaction price, arranging the whole process of transactions and bearing inventory risk. Therefore, such revenues are reported on a gross basis.

Integrated e-commerce services

The Group partners with premium social media platforms and provides digital marketing solutions to meet the needs of Customers and other cross-border e-commerce sellers and suppliers (the “Merchants”).

For digital marketing services, the Group acts as an authorized agent advocating Merchants to display ads on social media platforms. In return, the Group receives commission from social media platforms. Over the contract period, the Group continues to receive commissions from social media platforms over the contractual period when Merchants placed ads on the social media platforms. Revenue from digital marketing services is recognized over the contractual period for actual qualifying ads placed calculated by social media platforms. The Group has adopted “right to invoice” practical expedient and recognizes revenues based on quarterly billing reports received from social media platforms. The Group considers itself the agent because it is not primarily responsible for fulfilling the promise to render digital marketing services. Therefore, such revenues are reported on a net basis. During the reporting period, all the revenue of the digital marketing services was generated from the Group acting as an authorized agent on behalf of social media platforms.

Fully managed e-commerce operation services

The Group provides fully managed e-commerce operation services for sellers on Japanese cross-border e-commerce platforms.

Usually, our clients have their own factories and products, and they open online stores on Japanese e-commerce platforms and then entrust the daily management and marketing of the stores to the group for full handling. The services mainly included:

1.	Online shop setup: 1) store page design and decoration, 2) payment Settings, 3) products listing.
2.	Online shop promotion: design marketing plans and product combinations to attract customers.
3.	Customer service: post-sales customer service.

The clients only need to be responsible for the delivery of goods. The Group charges 10% of the GMV(Gross Merchandise Volume) of the online shop as a service commission. The Group considers itself the agent because the online shops and inventories are owned by clients, the group only provides services and does not have the control right over the stores and inventories, neither bears the inventory risks. Therefore, such revenues are reported on a net basis.

For other integrated e-commerce services revenue is generated from e-commerce related training/consulting services and running TikTok anchors agent. For training/consulting services, the Group fulfils its performance obligation by providing e-commerce related training/consulting services, and revenue is recognized over the service period. For running TikTok anchors agent, the group charges management fee and commission monthly based on the live stream income from TikTok platform.

Contract Balances

Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to Customers. Accounts receivable represent revenue recognized for the amounts invoiced and/or prior to invoicing when the Group has satisfied its performance obligation and has unconditional right to the payment. Contract assets represent the Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer. The Group has no contract assets as of March 31, 2025 and September 30, 2024.

The contract liabilities consist of deferred revenue, which represent the billings or cash received for services in advance of revenue recognition and is recognized as revenue when all of the Group’s revenue recognition criteria are met. The Group’s deferred revenue which primarily arises from cross-border sales amounted to $208,483 and $533,625 as of March 31, 2025 and September 30, 2024, respectively. Revenue recognized in the current reporting period that was included in the contract liabilities at the beginning of the reporting period was $181,337 and $210,930 for the six months ended March 31, 2025 and 2024. The Group expects to recognize this balance as revenue over the next 12 months.

Cost of revenues

Cost of revenues

Cost of revenues consists primarily of (i) cost of goods sold for cross-border sales; (ii) commission costs for digital marketing services; and (iii) the salaries of the staff in the e-commerce operation department for fully managed e-commerce operation services.

Research and development expenses

Research and development expenses

Research and development expenses consist primarily of (i) payroll and related expenses for research and development professionals; and (ii) technology services fee. Research and development expenses are expensed as incurred.

Selling and marketing expenses

Selling and marketing expenses

Selling and marketing expenses mainly consist of (i) salary and social welfare expenses; (ii) freight; and (iii) the advertising costs and market promotion expenses. The advertising costs were $758 and $25,183 for the six months ended March 31, 2025 and 2024, respectively. The advertising costs and market promotion expenses are expensed as incurred. The freight for sales of goods was included in selling and marketing expenses. The freight costs are expenses when incurred. The freight costs were $7,453 and $25,637 for the six months ended March 31, 2025 and 2024, respectively.

General and administrative expenses

General and administrative expenses

General and administrative expenses mainly consist of (i) salary and social welfare expenses; (ii) rental cost for offices; (iii) depreciation expenses; (iv) consulting fees; and (v) allowance for credit loss.

Employee benefits

Employee benefits

The Company’s subsidiaries participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in the PRC to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. Employee social benefits included in research and development expenses, selling and marketing expenses and general and administrative expenses in the accompanying consolidated statements of comprehensive income amounted to $31,048 and $26,557 for the six months ended March 31, 2025 and 2024, respectively.

Leases

Leases

On October 1, 2022, the Company adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842), using the non-comparative transition option pursuant to ASU 2018-11. Therefore, the Company has not restated comparative period financial information for the effects of ASC 842, and will not make the new required lease disclosures for comparative periods beginning before October 1, 2022. The adoption of Topic 842 resulted in the presentation of operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease; (2) lease classification for any expired or existing leases as of the adoption date; and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Company elected the short-term lease exemption for all contracts with lease terms of 12 months or less. The Company recognizes lease expense for short-term leases on a straight-line basis over the lease term.

Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized at the commencement date based on the present value of the remaining future minimum lease payments. As the interest rate implicit in the Company’s leases is not readily determinable, the Company utilizes its incremental borrowing rate, determined by class of underlying asset, to discount the lease payments. The operating lease right-of-use assets also include lease payments made before commencement and exclude lease incentives. Some of the Company’s lease agreements contained renewal options; however, the Company did not recognize right-of-use assets or lease liabilities for renewal periods unless it was determined that the Company was reasonably certain of renewing the lease at inception or when a triggering event occurred. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company’s lease agreements did not contain any material residual value guarantees or material restrictive covenants.

Income taxes

Income taxes

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from, or paid to, the tax authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the end of the reporting period.

The Group accounts for income taxes under ASC 740, Income taxes (“ASC 740”). Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases (“Temporary differences”).

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those Temporary Differences are expected to be recovered or settled. Deferred tax is calculated at the tax rates that are expected to apply in the periods in which the asset or liability will be settled, based on rates enacted or substantively enacted at the end of the reporting period. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating uncertain tax positions and determining provision for income taxes. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the six months ended March 31, 2025 and 2024, respectively. As of March 31, 2025 and September 30, 2024, the Group did not have any significant unrecognized uncertain tax positions. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

VAT

VAT

The Company’s PRC subsidiaries are subject to VAT and related surcharges on revenue generated from sales of products, facilitation services and platform services. The Group records revenue net of VAT. This VAT may be offset by qualified input VAT paid by the Group to suppliers. Net VAT balance between input VAT and output VAT is recorded in the line item of other current assets on the consolidated balance sheets.

The VAT rate is 13% for taxpayers selling consumer products, and 16% prior to April 1, 2019. For revenue generated from services, the VAT rate is 6% depending on whether the entity is a general tax payer, and related surcharges on revenue generated from providing services. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities.

Consumption tax

Consumption tax

The Japanese subsidiary is subject to consumption tax. The Consumption Tax Act (Act No. 108 of December 30, 1988, as amended) provides for a multi-step, broad-based tax imposed on most transactions in goods and services in Japan. Consumption tax is assessed at each stage of the manufacturing, importing, wholesale, and retail process. The current consumption tax rate is generally 10%, with an 8% rate applying to a limited number of exceptions.

Government subsidies

Government subsidies

Government subsidies consist of cash subsidies received by the Group from the PRC local governments. Grants received as incentives for conducting business in certain local districts with no performance obligation or other restriction as to the use are recognized when cash is received. Grants received with government specified performance obligations are recognized when all the obligations have been fulfilled. Government grants received related to the purchases of long-term assets are used to net the cost of the respective assets.

The Group recorded government subsidies of $13,830 and $30 for the six months ended March 31, 2025 and 2024, respectively.

Statutory reserves

Statutory reserves

In accordance with the Companies Law of the People’s Republic of China, the Company’s PRC subsidiaries must make appropriations from their after-tax profits as determined under the generally accepted accounting principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies.

The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.

For the six months ended March 31, 2025 and 2024, nil and nil appropriation were made to the statutory surplus fund and discretionary surplus fund by one of the Company’s PRC subsidiaries.

Earnings per share

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, Earnings per Share (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS.

Two-class method

Based on the ASC 260, a reporting entity may have two classes of common stock that have identical rights and privileges, except for voting rights. Generally, the two classes can be combined and presented as one class for EPS purposes when the only difference is related to voting rights, but the classes otherwise share equally in dividends and residual net assets on a per share basis. In this situation, a reporting entity should clearly indicate that the earnings per share amounts reflect both classes of common stock and should appropriately disclose the facts and circumstances in the footnotes.

Basic EPS are computed by dividing income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. As of March 31, 2025 and September 30, 2024, there was no dilution impact.

Discontinued operation

Discontinued operation

A discontinued operation may include a component of an entity or a group of components of an entity, or a business or nonprofit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when any of the following occurs:

(1) the component of an entity or group of components of an entity meets the criteria to be classified as held for sale;

(2) the component of an entity or group of components of an entity is disposed of by sale;

(3) the component of an entity or group of components of an entity is disposed of other than by sale (for example, by abandonment or in a distribution to owners in a spinoff).

The Company assesses whether a deregistered subsidiary is required to be presented as discontinued operation in its consolidated financial statements on the deconsolidation date. This assessment is based on whether or not the deconsolidation represents a strategic shift that has or will have a major effect on the Company’s operations or financial results.

The revenue contributed by HQT was USD 76,907 and USD 312,180 for the six months ended March 31, 2025 and for the year ended September 30, 2024, accounting for only 2% and 3% of the group's total revenue for the six months ended March 31, 2025 and for the year ended September 30, 2024, respectively. The total asset of HQT was Nil as of March 31, 2025. Besides, the deregistration of HQT did not represent a strategic shift as the Digital Marketing Services provided by HQT was no longer a material part of the Company’s business since 2024. Hence, the deregistration of HQT did not meet the criteria for presentation as a discontinued operation.

Segment reporting

Segment reporting

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The new FASB guidance requires incremental disclosures in annual and interim periods related to a public entity’s reportable segments (particularly on segment expenses) but does not change the definition of a segment, the method for determining segments, or the criteria for aggregating operating segments into reportable segments. The new guidance is effective for annual financial statements of public entities for fiscal years beginning after December 15, 2023 and in interim periods within fiscal years beginning after December 15 2024 and should be adopted retrospectively unless impracticable.

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance. The Group’s chief operating decision maker, CEO, reviews segment results when making decisions about allocating resources and assessing performance of the Group.

As a result of the assessment made by CODM, the Group has two operating segments: EXTEND, and other subsidiaries. The Group considers a “management approach” concept as the basis for identifying reportable segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Group’s reportable segments are business units operate in different countries. EXTEND operates in Japan, which is subject to different regulatory environment than other subsidiaries which operate in the PRC and Hong Kong.

Recent accounting pronouncements

Recent accounting pronouncements

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses”, which will require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Subsequently, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, to clarify that receivables arising from operating leases are within the scope of lease accounting standards. Further, the FASB issued ASU No. 2019-04, ASU 2019-05, ASU 2019-10, ASU 2019-11 and ASU 2020-02 to provide additional guidance on the credit losses standard. For all other entities, the amendments for ASU 2016-13 are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. The Group has adopted ASU 2016-13 on a modified retrospective basis since October 1, 2023. The Group evaluated that the impact of the adoption of this ASU on the Group’s unaudited interim condensed consolidated financial statements was immaterial.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the unaudited interim condensed consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.